Note 14 - Employee Benefit Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Employee Service Period	6 years
Defined Benefit Plan, Contributions by Employer	$ 385,453	$ 401,497	$ 0